Loss before tax (Tables)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of loss before tax	Loss before tax for the financial period is arrived at after charging:
14.05.2024 to 31.03.2025
(10 months)
USD

Auditors’ remuneration	5,500
Incorporation expenses	13,003

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of loss before tax

Loss before tax for the financial year is arrived at after charging/(crediting):

	2025	2024
	USD	USD

Auditors’ remuneration:
Current financial year	17,104	14,585
Underprovision in previous financial year	-	65
Amortisation of intangible assets	163,093	44,807
Amortisation of right-of-use assets	500,144	403,019
Depreciation of property, plant and equipment	465,287	455,613
Expenses relating to short-term leases	2,785	49,864
Gain on disposal of other investment	-	(215)
Property, plant and equipment written off	-	14,083
Staff costs:
Salaries, wages and allowances	1,205,968	1,053,399
Employees Provident Fund	124,239	112,972
Other employees’ benefit	86,687	20,276

	1,416,894	1,186,647

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of operating loss

Operating loss for the year is stated after charging (crediting) the following, amongst others:

Auditor’s remuneration – external
Audit & reporting accountants fees	756,784	207,378
Remuneration, other than to employees
Consulting and professional services	512,785	355,399
Secretarial services	300,000	-
	812,785	355,399
Employee Costs
Salaries, wages, bonuses and other benefits	2,707,685	-
	2,707,685	-
Depreciation and amortization
Property, plant and equipment	21,797
Right-of-use asset	337,136
	358,933

Schedule of expenses by nature
Employee Costs	2,707,685	-
Rent	20,027	-
Depreciation, amortization and impairment	358,933	-
Professional fees	685,000	-
Other expenses	1,325,990	564,265
	5,097,635	564,265